SKIP DYNAMIX ACQUISITION (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF PURCHASE PRICE AND ALLOCATION OF CONSIDERATION TO ASSETS AND LIABILITIES

The preliminary purchase price and the allocation of consideration to the assets and liabilities acquired is as follows:

	USD	CAD
Cash portion of purchase price	$2,523,255	$3,519,184

Preliminary assets and liabilities acquired/assumed
Other net working capital	$(15,504)	$(21,623)
Inventory	89,539	124,880
	74,035	103,257

Working capital adjustment	325,965	454,624
Preliminary goodwill	2,123,255	2,961,303
Total preliminary consideration	$2,523,255	3,519,184